INCOME TAXES (Tables) - SL BIO LTD	12 Months Ended
Dec. 31, 2025
INCOME TAXES
Schedule of significant components of the provision for income taxes

	December 31,	December 31,
	2025	2024
Current tax	$—	$—
Deferred tax	(4)	57,635
Income tax (credit) expense	$(4)	$57,635

Schedule of reconciliation of the differences between the ROC Income Tax rate

	December 31,	December 31,
	2025	2024
Loss before taxation	$(3,819,822)	$(1,133,698)

Notional tax on income (loss) before tax
Computed expected tax expense	(763,964)	(226,739)
Non-taxable or non-deductible expenses	390,630	68,012
Change in valuation allowances	373,338	216,362
Total	$4	$57,635

Schedule of deferred tax assets (liabilities)

	December 31,	December 31,
	2025	2024
Deferred tax assets
Tax losses carry forwards	$706,110	$211,507
Other timing difference	(109,701)
Valuation allowance	(596,409)	(211,507)
Total deferred tax assets	—	—

Deferred tax liabilities
Other timing difference	—	(135,701)
Total deferred tax liabilities	—	(135,701)
Net deferred tax liabilities	$—	$(135,701)

Schedule of movement of valuation allowance

	December 31,	December 31,
	2025	2024
Balance at beginning of the year	$(211,507)	$—
Current year addition	(384,902)	(211,507)
Balance at end of the year	$(596,409)	$(211,507)